LEASES (Tables)	6 Months Ended
Jun. 30, 2022
LEASES
Summary of carrying amounts of right-of-use assets for lease, and lease liabilities

Right-of-use assets	RMB’000
Net book amount at January 1, 2022	44,288
Net book amount at June 30, 2022	37,952

Lease liabilities	RMB’000
Net book amount at January 1, 2022 (current of 13,404 and non-current of 33,325)	46,729
Net book amount at June 30, 2022 (current of 13,745 and non-current of 19,468)	33,213

Summary of consolidated income statement showing amounts relating to leases

	Six months ended June 30
	2022	2021
	RMB’000	RMB’000
Depreciation charge of right-of-use assets	6,564	7,035
Interest expense	753	1,094